Significant Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 24,615	$ 20,917
Supplies inventory	8,881	10,053
Other	36,710	41,461
Total	$ 70,206	$ 72,431